Huntington Asset Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

January 10, 2013

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	Valued Advisers Trust (“Registrant”), SEC File No. 333-151672

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 26, 2012, to the Prospectus for the Cloud Capital Strategic Large Cap Fund and the Cloud Capital Strategic Mid Cap Fund.

If you have any questions or would like further information, please contact me at (317) 917-7029.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith

Vice President